Stockholders Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stockholders Equity

Note 4 – Stockholders Equity

During the year ended December 31, 2019, we entered into the following securities related transactions:

•	Received proceeds of $2,602,499 net of offering costs of $0, pursuant to a Private Placement Memorandum and for which 9,963,500 shares of restricted common stock were issued.
•	Issued 1,346,501 shares of restricted common stock as compensation for services rendered by employees, advisors, and independent contractors of the Company with a fair market value of $673,251.

During the year ended December 31, 2018, we entered into the following securities related transactions:

•	Received proceeds of $2,516,855, net of offering costs of $309,783, pursuant to a Private Placement Memorandum and for which 7,632,231 shares of restricted common stock were issued.
•	Issued 1,662,941 shares of restricted common stock as compensation for services rendered by employees, advisors, and independent contractors of the Company with a fair market value of $997,765.
•	Issued 10,000 shares of restricted common stock with a value of $6,000 as settlement for a legal matter.